About the Company (Details Narrative) (10-K) - USD ($)								3 Months Ended	12 Months Ended
	Aug. 29, 2017	May 01, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Sep. 15, 2016	Nov. 09, 2014	Nov. 30, 2017	Dec. 31, 2017	Aug. 31, 2017	May 24, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016
Common stock conversion shares value						$ 200,000
Common stock, par value															$ 0.001
Minimum [Member]
Common stock, shares authorized												75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized											200,000,000
Maximum [Member]
Common stock, shares authorized												200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized											2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued						30,000,000
Common stock, par value								$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued		1,480,000			30,000,000
Common stock, shares authorized								1,000,000,000		1,000,000,000	1,000,000,000	130,000,000		1,000,000,000
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services		500,000
Class B Common Stock [Member]
Unregistered restricted shares issued						6,000,000
Common stock voting rights						which carries a voting weight equal to ten (10) Common Shares
Common stock, par value								$ 0.001		$ 0.001			0.001	$ 0.001
Number of shares issued					6,000,000
Common stock, shares authorized								500,000,000		500,000,000	500,000,000	6,000,000		500,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued						40,000,000
Common stock, par value								$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued	25,000,000			40,000,000					8,400,000
Common stock, shares authorized								500,000,000		500,000,000	500,000,000	64,000,000		500,000,000
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued				40,000,000				100,000		100,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued			8,400,000
Irrevocable Asset and Liability Exchange Agreement [Member]
Pro-rata stock dividend ratio							Parent on a one-for-one (1:1)